Stock Incentive Plans - Fair Value of Options Using Black-Scholes (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation
Dividend yield	2.56%	1.62%	1.37%
Expected volatility	18.39%	17.22%	18.07%
Risk-free interest rate	1.77%	1.24%	1.24%
Expected life (in years)	4 years 1 month 6 days	4 years 2 months 12 days	4 years 2 months 12 days
Weighted-average grant date fair value (in dollars per share)	$ 9.43	$ 13.00	$ 14.01